                                 ASSETMARK FUNDS
                    SUPPLEMENT DATED DECEMBER 5, 2006 TO THE
                         PROSPECTUS DATED JULY 31, 2006

MANAGEMENT OF FUNDS

LARGE CAP VALUE FUND

Mr. E. Clifton Hoover, Jr. is no longer a Portfolio Manager with the Sub-Advisor
NFJ Investment Group, L.P. The reference to Mr. Hoover on page 36 is deleted.

LARGE CAP GROWTH FUND

At its November 29, 2006 meeting, the AssetMark Funds Board of Trustees voted to terminate the  sub-advisory  contract with Loomis,  Sayles &  Company,  L.P.
("Loomis"),  which had been a  sub-advisor  to the Large Cap  Growth  Fund.  The section of the Prospectus regarding Loomis,  Sayles & Company,  L.P. on page
33 is deleted and replaced with the below descriptions.

WELLINGTON   MANAGEMENT  COMPANY,  LLP  ("WELLINGTON   MANAGEMENT")
Wellington  Management,  a  Massachusetts  limited  liability  partnership,  was approved by the Board of Trustees on November 29, 2006 to be a  sub-advisor  for the Large Cap Growth Fund, replacing Loomis.  Wellington  Management is expected to begin managing the portfolio on or about December 5, 2006.

Wellington  Management  is located  at 75 State  Street,  Boston,  Massachusetts
02109.  Wellington  Management is an SEC-registered  investment advisor, and had approximately  $544 billion in assets under management as of September 30, 2006.
Wellington  Management  is  a  professional  investment  counseling  firm  which provides  investment services to investment  companies,  employee benefit plans, endowments,  foundations and other institutions.  The following  individuals are primarily responsible for the day-to-day  management of Wellington  Management's allocated portion of the Large Cap Growth Fund's portfolio:

MAMMEN CHALLY, CFA
Vice President, Equity Portfolio Manager
Mr.  Chally has served as  portfolio  manager  for the  portion of the Large Cap
Growth Fund managed by  Wellington  Management  since 2006.  Mr.  Chally  joined
Wellington Management as an investment professional in 1994. Mr. Chally received a  bachelor's  degree in  Mechanical  Engineering  from the Indian  Institute of
Technology, and an M.B.A. from Northwestern University.

JAMES A. RULLO, CFA
Senior Vice President,  Director of the Quantitative Investment Group
Mr.  Rullo has  served as  portfolio  manager  for the  portion of the Large Cap
Growth Fund  managed by  Wellington  Management  since 2006.  Mr.  Rullo  joined
Wellington Management as an investment  professional in 1994. Mr. Rullo earned a bachelor's degree,  magna cum laude, in Finance from Boston  University,  and an
M.B.A., with a specialty in Management Information Systems, from Babson College.

                                 ASSETMARK FUNDS
                    SUPPLEMENT DATED DECEMBER 5, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED JULY 31, 2006

Mr. E. Clifton Hoover, Jr. is no longer a Portfolio Manager with the Sub-Advisor
NFJ  Investment  Group,  L.P.  Within  the  sub-section  "The  Sub-Advisors  and
Portfolio  Managers"  beginning  on page  B-40,  references  to Mr.  Hoover  are deleted.

The  information in the  sub-section  entitled "The  Sub-Advisors  and Portfolio
Managers" beginning on page B-40 regarding Loomis,  Sayles &  Company,  L.P.
("Loomis Sayles") is deleted and replaced with the below description.

Wellington Management Company, LLP ("Wellington  Management"),  a sub-advisor of the Large Cap Growth Fund, is a professional  investment  counseling  firm which provides  investment services to investment  companies,  employee benefit plans, endowments,  foundations  and other  institutions.  Wellington  Management is an
SEC-registered  investment advisor, and had approximately $544 billion in assets under management as of September 30, 2006.

As of  September  30, 2006,  in addition to the Large Cap Growth  Fund,  Messrs.
Chally and Rullo were responsible for the day-to-day management of certain Other
Accounts, as follows.

MAMMEN CHALLY

---------------------------------------- ---------------------------- --------------------------------------
Other Accounts                                 Total Accounts            Accounts with Performance Fees
---------------------------------------- ---------------------------- --------------------------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
                                           Number        Assets           Number              Assets
                                                      (in millions)                        (in millions)
---------------------------------------- ----------- ---------------- ---------------- ---------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
   Registered Investment Companies           3          $2,545.1             0                   $0
---------------------------------------- ----------- ---------------- ---------------- ---------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
   Other Pooled Investment Vehicles          7           $706.6              0                   $0

---------------------------------------- ----------- ---------------- ---------------- ---------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
   Other Accounts                            23         $11,441.9            3               $5,725.5
---------------------------------------- ----------- ---------------- ---------------- ---------------------

JAMES A. RULLO

---------------------------------------- ---------------------------- --------------------------------------
Other Accounts                                 Total Accounts            Accounts with Performance Fees
---------------------------------------- ---------------------------- --------------------------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
                                            Number        Assets           Number              Assets
                                                      (in millions)                        (in millions)
---------------------------------------- ----------- ---------------- ---------------- ---------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
   Registered Investment Companies           3          $2,544.7            0                   $0
---------------------------------------- ----------- ---------------- ---------------- ---------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
                                             12         $1,272.9            0                   $0
   Other Pooled Investment Vehicles
---------------------------------------- ----------- ---------------- ---------------- ---------------------
---------------------------------------- ----------- ---------------- ---------------- ---------------------
   Other Accounts                            46         $18,184.8           12              $10,838.9
---------------------------------------- ----------- ---------------- ---------------- ---------------------

Individual  Investment  Professionals at Wellington  Management  manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts  (assets  managed on behalf of  institutions,  such as  pension  funds,
insurance  companies,   foundations,  or  separately  managed  account  programs
sponsored by financial  intermediaries),  bank common trust accounts,  and hedge funds.  The  Fund's  managers  listed  in the  prospectuses  who  are  primarily responsible  for the day-to-day  management of the Fund  ("Portfolio  Managers")
generally manage accounts in several different investment styles. These accounts may have investment  objectives,  strategies,  time horizons, tax considerations and risk  profiles that differ from those of the Fund.  The  Portfolio  Managers make  investment  decisions for each account,  including the Fund,  based on the investment  objectives,  policies,  practices,  benchmarks,  cash flows, tax and
other   relevant   investment   considerations   applicable   to  that  account.
Consequently, the Portfolio Managers may purchase or sell securities,  including
IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities  purchased for other  accounts.  Alternatively,  these accounts may be managed in a similar fashion to the Fund and thus the  accounts may have  similar,  and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

The  Portfolio   Managers  or  other  investment   professionals  at  Wellington
Management may place  transactions on behalf of other accounts that are directly or indirectly  contrary to investment  decisions  made on behalf of the Fund, or make  investment  decisions that are similar to those made for the Fund, both of which  have the  potential  to  adversely  impact the Fund  depending  on market conditions.  For  example,  a Portfolio  Manager may  purchase a security in one account  while  appropriately  selling  that same  security in another  account.
Similarly,  a Portfolio  Manager may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund's holdings. In addition,  some of these accounts have fee structures,  including  performance  fees, which are or have the potential to be higher, in some cases significantly  higher, than the fees Wellington Management receives for managing the Fund.  Because  incentive  payments paid by Wellington
Management to the Portfolio  Managers are tied to revenues  earned by Wellington
Management, and, where noted, to the performance achieved by the manager in each account,  the incentives  associated with any given account may be significantly higher or lower than those  associated  with other  accounts  managed by a given
Portfolio  Manager.   Finally,   the  Portfolio  Managers  may  hold  shares  or
investments  in the other  pooled  investment  vehicles  and/or  other  accounts identified above.

Wellington  Management's  goal is to meet its fiduciary  obligation to treat all clients  fairly and  provide  high  quality  investment  services  to all of its
clients.   Wellington  Management  has  adopted  and  implemented  policies  and procedures,  including  brokerage and trade allocation  policies and procedures, which it believes  address  the  conflicts  associated  with  managing  multiple accounts for multiple clients.  In addition,  Wellington  Management  monitors a variety of areas,  including  compliance  with primary account  guidelines,  the allocation of IPOs,  and compliance  with the firm's Code of Ethics,  and places additional investment  restrictions on Portfolio Managers who manage hedge funds
and  certain  other  accounts.   Furthermore,  senior  investment  and  business
personnel  at  Wellington  Management  periodically  review the  performance  of
Wellington Management's Portfolio Managers.  Although Wellington Management does not track the time a Portfolio  Manager spends on a single  account,  Wellington
Management  does  periodically  assess whether a Portfolio  Manager has adequate time and resources to effectively manage the Portfolio  Manager's various client mandates.

Wellington Management receives a fee based on the assets under management of the
Fund as set forth in an Investment  Sub-Advisory  Agreement  between  Wellington
Management and the Advisor with respect to the Fund.  Wellington Management pays its  investment  professionals  out of its total  revenues and other  resources, including the advisory fees earned with respect to the Fund.

Wellington Management's compensation structure is designed to attract and retain
high-caliber   investment   professionals  necessary  to  deliver  high  quality
investment   management  services  to  our  clients.   Wellington   Management's
compensation  of  Portfolio  Managers  includes  a  base  salary  and  incentive components.  The base salary for Mr. Rullo, a partner of Wellington  Management, is determined by the Managing  Partners of the firm.  Mr. Rullo's base salary is generally a fixed  amount that may change as a result of an annual  review.  The base salary for Mr. Chally is determined by his  experience  and  performance in his role as Portfolio Manager. Mr. Chally's base salary is reviewed annually and may be adjusted  based on the  recommendation  of his  business  manager,  using guidelines established by Wellington Management's Compensation Committee,  which has final oversight  responsibility for base salaries for employees of the firm.
Each Portfolio  Manager is eligible to receive an incentive payment based on the revenues earned by Wellington  Management from the Fund and generally each other fund managed by such  Portfolio  Manager.  Each  Portfolio  Manager's  incentive payment  relating to the Fund is linked to the gross pre-tax  performance of the
Fund  compared to the Russell 1000 Growth Index over one and three year periods, with an emphasis on three year results.  Wellington  Management  applies similar incentive  compensation  structures (although the benchmark or peer groups, time periods and rates may differ) to other funds managed by the Portfolio  Managers, including funds with performance  fees.  Portfolio-based  incentives  across all portfolios  managed by a Portfolio  Manager can, and typically  do,  represent a
significant   portion   of   a   Portfolio   Manager's   overall   compensation;
performance-based  incentive compensation varies significantly by individual and can vary  significantly  from year to year.  Some  Portfolio  Managers  are also eligible for bonus  payments based on their overall  contribution  to Wellington
Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio
performance.   Each  partner  of  Wellington  Management  is  also  eligible  to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

The information in the section entitled "Proxy Voting  Guidelines"  beginning on page  B-63  regarding  Loomis  Sayles is  deleted  and  replaced  with the below description.

                       WELLINGTON MANAGEMENT COMPANY, LLP
                        SUMMARY OF PROXY VOTING POLICIES
               SUB-ADVISOR TO THE ASSETMARK LARGE CAP GROWTH FUND

The Fund has granted to Wellington  Management  the authority to vote proxies on its  behalf  with  respect  to the  assets  managed  by  Wellington  Management.
Wellington  Management  votes  proxies in what it believes are the best economic interests of its clients and in  accordance  with its Global Proxy  Policies and
Procedures.   Wellington   Management's   Corporate   Governance   Committee  is
responsible for the review and oversight of the firm's Global Proxy Policies and
Procedures.  The  Corporate  Governance  Group  within  Wellington  Management's
Corporate Operations Department is responsible for the day-to-day administration of the proxy voting  process.  Although  Wellington  Management  may utilize the services  of  various  external  resources  in  analyzing  proxy  issues and has established  its own  Global  Proxy  Voting  Guidelines  setting  forth  general guidelines  for voting  proxies,  Wellington  Management  personnel  analyze all proxies and vote proxies based on our assessment of the merits of each proposal.
The identified portfolio managers have the authority to determine the final vote for  securities  held in funds for which they serve as the  designated  manager, unless such party is determined to have a material  conflict of interest related to that proxy vote.

Wellington  Management  maintains  procedures  designed to identify  and address material  conflicts  of interest in voting  proxies.  The  Corporate  Governance
Committee sets standards for  identifying  material  conflicts  based on client, vendor and lender  relationships.  Proxy votes for which  Wellington  Management identifies  a  material  conflict  are  reviewed  by  designated  members of the
Corporate  Governance  Committee  or by the  entire  Committee  in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a fund due to factors including: securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials and/or excessive costs.